Investment In Unconsolidated Affiliates (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended			0 Months Ended	1 Months Ended							0 Months Ended
	May 25, 2010 HPC	Dec. 31, 2012 HPC	Apr. 30, 2010 HPC	Sep. 01, 2011 MEP	May 31, 2010 MEP	Dec. 31, 2012 MEP	Aug. 30, 2011 MEP	May 25, 2010 MEP	Dec. 31, 2012 Lone Star	Dec. 31, 2012 Ranch JV	Apr. 30, 2013 Grey Ranch JV [Member]	May 25, 2010 Minimum HPC	May 25, 2010 Maximum HPC
Ownership in affiliate		49.99%				50.00%		49.90%	30.00%	33.33%	50.00%
Equity method investment, excess fair value over book value adjustment, long-lived assets	$ 155
Long-lived assets, useful life, minimum												15 years 0 months 0 days	30 years 0 months 0 days
Equity method investment, excess fair value over book value adjustment, not attributed to specific assets	32
Addtional ownership in affiliate acquired			6.99%				0.10%
Purchase of additional general partner interest in unconsolidated affiliates				$ 1
Partneship ownership interest percentage					49.90%